(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2019
(Loss) Earnings Per Share
(Loss) Earnings Per Share

Note 22. (Loss) Earnings Per Share

(Loss) earnings per share data for the years ended December 31, 2019, 2018 and 2017 are summarized as follows:

	2019	2018	2017
Basic loss (income) attributable to holders of common shares	$(18,553)	$112,276	$(47,855)
Effect of dilutive securities:	—	—	—
Diluted (loss) income	$(18,553)	$112,276	$(47,855)

	Number of Shares
	2019	2018	2017
Weighted average number of common shares outstanding - basic	12,543,271	12,534,801	12,544,141
Effect of dilutive securities:
Options	—	—	—
Weighted average number of common shares outstanding - diluted	12,543,271	12,534,801	12,544,141

	2019	2018	2017
(Loss) earnings per share - basic and diluted	$(1.48)	$8.96	$(3.81)

In 2019, 2018 and 2017, the Group’s potential ordinary shares include stock options outstanding.

As at December 31, 2019, 2018  and 2017, there were 426,000,  450,000 and 575,000 stock options, respectively, outstanding that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they were antidilutive for the year ended December 31, 2019, 2018 and 2017.